S000006699 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.03%	13.33%	15.94%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	12.79%	13.81%	15.93%
Class N
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	15.05%	17.03%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	14.90%	14.96%	16.91%
Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	13.20%	15.57%
Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	11.48%	13.91%